Common, Subordinated, Convertible Class B, Subordinated Class C and General Partner Units Issued (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
Units issued at beginning period	150,972,209	140,978,821
Initial public offering and contribution of assets			140,971,678
Long-term incentive plan awards	48,786	1,945	7,143
Equity issuance	42,303,386	9,991,443
General partner units issued at ending period	193,324,381
Units issued at ending period		150,972,209	140,978,821
Common Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	97,324,453	78,876,643
Convertible Class B Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	11,858,050	11,858,050
Subordinated Class C Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	11,199,268	11,199,268
General Partner
Limited Partners' Capital Account [Line Items]
General partner units issued at beginning period	3,019,444	2,819,434
Initial public offering and contribution of assets			2,819,434
Long-term incentive plan awards	976	172
Equity issuance	846,068	199,838
General partner units issued at ending period	3,866,488	3,019,444	2,819,434
Limited Partners Common | Common Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at beginning period	78,876,643	69,083,265
Initial public offering and contribution of assets			69,076,122
Long-term incentive plan awards	47,810	1,773	7,143
Equity issuance	18,400,000	9,791,605
Limited partner units issued at ending period	97,324,453	78,876,643	69,083,265
Limited Partners Common | Subordinated Unit
Limited Partners' Capital Account [Line Items]
Initial public offering and contribution of assets			69,076,122
Limited partner units issued at ending period	69,076,122	69,076,122	69,076,122
Limited Partners Common | Convertible Class B Units
Limited Partners' Capital Account [Line Items]
Equity issuance	11,858,050
Limited partner units issued at ending period	11,858,050
Limited Partners Common | Subordinated Class C Units
Limited Partners' Capital Account [Line Items]
Equity issuance	11,199,268
Limited partner units issued at ending period	11,199,268